Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2021
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following at March 31, 2021 and December 31, 2020:

(In thousands)	At March 31, 2021	As December 31, 2020
Deposit for fuel cell components (see Note 10)	5,000	—
Other vehicle inventory deposits	1,336	577
Production equipment deposits	1,236	—
Other current assets	258	271

Total prepaid expenses and other current assets	7,830	848